Marketable securities	12 Months Ended
Dec. 31, 2024
Marketable Securities [Abstract]
Marketable securities
Note 5. Marketable securities
Marketable securities consisted of the following:

	December 31, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Corporate bond	$50,543	$73	$(6)	$50,610
Agency bond	60,575	121	(59)	60,637
Treasury bills	972	—	(3)	969
US Government	26,177	48	(22)	26,203
Total	$138,267	$242	$(90)	$138,419

	December 31, 2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Corporate bond	$18,521	$57	$(29)	$18,549
Agency bond	40,487	63	(64)	40,486
US Government	8,538	13	(34)	8,517
Total	$67,546	$133	$(127)	$67,552
As of December 31, 2024 and 2023, no continuous unrealized losses for 12 months or greater were identified.
The following table summarizes the Company’s marketable securities by contractual maturities:

	December 31, 2024	December 31, 2023
Due in 1 year or less	$101,818	$38,693
Due in 1 year through 2 years	36,601	28,859
Total	$138,419	$67,552